CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations	$ 1,499.1	$ 1,180.2	$ (3,112.0)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash (used in) provided by operating activities:
Net realized loss on investments	105.7	197.8	282.2
Net change in unrealized (appreciation) depreciation on investments and mortgage loans payable	(1,181.7)	(954.8)	3,330.3
Purchase of real estate properties	(1,108.9)
Capital improvements on real estate properties	(162.7)	(130.4)	(141.5)
Proceeds from sale of real estate properties	335.9	91.9	408.8
Proceeds from mortgage loan receivable		75.0
Proceeds from long term investments	38.3	97.2
Purchases of long term investments	(465.7)	(598.3)	(81.3)
Increase in other investments	(392.3)	(1,646.8)	(160.1)
Change in due to (from) investment advisor	4.2	(6.7)	(14.2)
(Increase) decrease in other assets	(61.3)	8.7	14.3
Decrease in accrued real estate property level expenses	(2.9)	(11.3)	(1.9)
Increase (decrease) in other liabilities	4.7	0.1	(1.3)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(1,387.6)	(1,697.4)	523.3
CASH FLOWS FROM FINANCING ACTIVITIES
Mortgage loans proceeds received	185.0	273.3
Principal payments of mortgage loans payable	(17.8)	(330.8)	(3.6)
Premiums	2,321.0	2,594.5	1,065.8
Purchase of Liquidity Units by TIAA			1,058.7
Annuity payments	(24.3)	(19.1)	(26.9)
Withdrawals and death benefits	(1,071.7)	(832.4)	(2,614.6)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	1,392.2	1,685.5	(520.6)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4.6	(11.9)	2.7
CASH AND CASH EQUIVALENTS
Beginning of year	12.9	24.8	22.1
End of year	17.5	12.9	24.8
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	109.2	106.1	102.6
Debt transferred in sale of property			$ (23.5)